Derivative Instruments and Hedging Activities Location and Fair Values of Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	$ 233	$ 243
Gross amount, derivative liabilities	1,727	1,813
Designated as Hedging Instrument
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	42	38
Gross amount, derivative liabilities	1,701	1,802
Designated as Hedging Instrument | Other current assets | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	31	21
Designated as Hedging Instrument | Other current assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	1	0
Designated as Hedging Instrument | Other current assets | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	5	15
Designated as Hedging Instrument | Other noncurrent assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	5	2
Designated as Hedging Instrument | Other noncurrent assets | Equity swap
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0	0
Designated as Hedging Instrument | Other current liabilities | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	37	22
Designated as Hedging Instrument | Other current liabilities | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	7	3
Designated as Hedging Instrument | Other current liabilities | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	1	0
Designated as Hedging Instrument | Current portion of long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	801	125
Designated as Hedging Instrument | Long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	855	1,649
Designated as Hedging Instrument | Other Noncurrent Liabilities [Member] | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0	3
Not Designated as Hedging Instrument
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	191	205
Gross amount, derivative liabilities	26	11
Not Designated as Hedging Instrument | Other current assets | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	27	13
Not Designated as Hedging Instrument | Other current assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0	0
Not Designated as Hedging Instrument | Other current assets | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0	0
Not Designated as Hedging Instrument | Other noncurrent assets | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	0	0
Not Designated as Hedging Instrument | Other noncurrent assets | Equity swap
Derivative Instruments [Line Items]
Gross amount recognized, derivative assets	164	192
Not Designated as Hedging Instrument | Other current liabilities | Foreign currency exchange derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	26	11
Not Designated as Hedging Instrument | Other current liabilities | Commodity derivatives
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0	0
Not Designated as Hedging Instrument | Other current liabilities | Cross-currency interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0	0
Not Designated as Hedging Instrument | Current portion of long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0	0
Not Designated as Hedging Instrument | Long-term debt | Fixed rate debt swapped to floating
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	0	0
Not Designated as Hedging Instrument | Other Noncurrent Liabilities [Member] | Interest rate swaps
Derivative Instruments [Line Items]
Gross amount, derivative liabilities	$ 0	$ 0